Short-term bank loans and other debt - Additional Information (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Short-term bank loans and other debt
Real estate properties development completed	$ 675,946,233	$ 854,076,531
Property and equipment, net	$ 13,331,980	$ 25,543,359
Weighted average interest rate on short-term bank loans and other debts	7.24%	5.80%
Pledged as collateral
Short-term bank loans and other debt
Land use rights	$ 379,460,397	$ 398,837,052
Short-term Debt | Pledged as collateral
Short-term bank loans and other debt
Real estate properties development completed	72,027,002	73,101,911
Land use rights	17,094,026	17,349,132
Real estate properties held for lease net book value	16,971,788	17,225,070
Property and equipment, net	8,344,538	8,469,069
Short-term Debt | Pledged as collateral | RMB
Short-term bank loans and other debt
Short-term bank loans	62,364,365
Short-term Debt | Pledged as collateral | US Dollar
Short-term bank loans and other debt
Short-term bank loans	$ 0	$ 0